Stockholders' Equity: Additional information (Details) - MXN ($) $ in Thousands				12 Months Ended
	Apr. 23, 2020	Apr. 24, 2019	Apr. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity
Capital stock				$ 7,767,276	$ 7,767,276
Capital redemption reserve				$ 11,554,572	11,554,572
Dividends paid, classified as financing activities	$ 2,463,000	$ 3,000,000	$ 2,034,000		3,000,000	$ 2,034,000
Dividend Declared, Tax on Dividends, Percentage				42.86%
Retained earnings				$ 12,131,610	10,438,563
Additional paid-in capital				45,258,134	42,825,290
Capital Contribution				14,759,918	12,900,414
Fixed Capital Shares [Member]
Stockholders' Equity
Capital stock				1,000	1,000
Variable Capital Shares [Member]
Stockholders' Equity
Capital stock				$ 7,766,276	$ 7,766,276